STOCK-BASED COMPENSATION - Stock options exercisable (Details) - Ifrs Employee Stock Option [Member] $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Y	Dec. 31, 2018 USD ($) Y	Dec. 31, 2019 Options $ / shares shares	Dec. 31, 2018 Options $ / shares	Dec. 31, 2017 Options $ / shares
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,122,300	6,361,265	5,857,504
Weighted average exercise price of outstanding stock options			$ 54.86	$ 47.65	$ 41.18
Number of exercisable stock options | Options			1,195,730	3,429,813
Weighted average exercise price of exercisable stock options			$ 51.39	$ 42.28
Common stock reserved for future issuance | shares			4,122,300
Number of common shares available for grant | shares			5,071,614
Significant assumptions used to estimate the fair value of stock options
Risk-free interest rate	2.23%	2.10%
Expected life of stock options (in years) | Y	2.4	2.4
Expected volatility (as a percent)	30.00%	35.00%
Expected dividend yield	1.20%	1.00%
Total compensation expense recorded in the general and administrative | $	$ 16.8	$ 19.8
Share based compensation cost capitalized as part of the property, plant and mine development | $	$ 0.7	$ 0.5
Exercise Price Range 28.92 to 36.37
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			311,550
Weighted average remaining contractual life of outstanding share options	11 months 27 days
Weighted average exercise price of outstanding stock options			$ 36.20
Number of exercisable stock options | Options			311,550
Weighted average remaining contractual life of exercisable stock options	11 months 27 days
Weighted average exercise price of exercisable stock options			$ 36.20
Exercise Price Range 55.10 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			3,810,750
Weighted average remaining contractual life of outstanding share options	3 years 2 months 27 days
Weighted average exercise price of outstanding stock options			$ 56.38
Number of exercisable stock options | Options			884,180
Weighted average remaining contractual life of exercisable stock options	2 years 9 months 11 days
Weighted average exercise price of exercisable stock options			$ 56.74
Exercise Price Range 28.92 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Number of stock options outstanding | Options			4,122,300
Weighted average remaining contractual life of outstanding share options	3 years 26 days
Weighted average exercise price of outstanding stock options			$ 54.86
Number of exercisable stock options | Options			1,195,730
Weighted average remaining contractual life of exercisable stock options	2 years 3 months 26 days
Weighted average exercise price of exercisable stock options			$ 51.39
Minimum | Exercise Price Range 28.92 to 36.37
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			28.92
Minimum | Exercise Price Range 55.10 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			55.10
Minimum | Exercise Price Range 28.92 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			28.92
Maximum | Exercise Price Range 28.92 to 36.37
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			36.37
Maximum | Exercise Price Range 55.10 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			66.57
Maximum | Exercise Price Range 28.92 to 66.57
Range of exercise prices and number and weighted average remaining contractual life of stock options
Range of exercise prices			$ 66.57